Note 9 - Income Taxes (Tables)	24 Months Ended
Dec. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2011	2010
Net loss for the year	(5,337,700)	(3,662,252)
Effective statutory rate	34%	34%
Expected tax recovery	(1,814,818)	(1,245,166)
Net effects of non deductible items	1,060,511	1,068,040
Valuation allowance	754,307	177,126
	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2011	2010
Net operating loss carry forward	984,718	152,583
Equipment	(31,190)	149,946
Valuation allowance	(953,528)	(302,529)
Net deferred tax assets	-	-